Note 10 - Other Expenses (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of other operating expenses components [text block]
	2024	2023

Intermediated Money Transaction Tax*	969	999
Community and social responsibility cost	988	923
Retirement benefits @	2,121	–
Impairment of property, plant and equipment (note 13)	–	878
	4,078	2,800